Commitments and Contingencies - Additional Information (Detail) - USD ($)				6 Months Ended			12 Months Ended
	Feb. 02, 2021	Aug. 12, 2020	Jul. 24, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2020
Other Commitments [Line Items]
Cash underwriting fee per unit				$ 0.20	$ 0.20
Payment of stock issuance costs				$ 13,800,000	$ 13,800,000
Deferred underwriting fee payable per share				$ 0.35	$ 0.35		$ 0.35
Deferred underwriting fee payable non current				$ 24,150,000	$ 24,150,000		$ 24,150,000
Cypress Holdings Inc And Subsidiaries [Member]
Other Commitments [Line Items]
Proceeds from Issuance of Common Stock				1,007,000		$ 0
Purchase obligation, to be paid, february 28 2022				15,500,000
Purchase obligation, to be paid, february 28 2023				7,100,000
Purchase obligation, to be paid, february 28 2024				$ 6,900,000
Long Term Purchasing Agreement Relating To Licensing Data Used [Member] | Cypress Holdings Inc And Subsidiaries [Member]
Other Commitments [Line Items]
Long term purchase commitement month of expiry				2031			2031
Purchase obligation, to be paid, february 28 2022					17,069,000		$ 17,069,000
Purchase obligation, to be paid, february 28 2023					14,669,000		14,669,000
Purchase obligation, to be paid, february 28 2024					$ 9,900,000		$ 9,900,000
Business Combination Agreement [Member]
Other Commitments [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	15,000,000
Sale of Stock, Price Per Share	$ 10.00
Proceeds from Issuance of Common Stock	$ 150,000,000
Forward Contracts [Member]
Other Commitments [Line Items]
Stock Repurchased During Period, Shares		17,500,000	17,500,000
Purchase price per share		$ 10.00	$ 10.00
Payments for repurchase of private placement		$ 175,000,000	$ 175,000,000